UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT
May 31, 2023

Spirit of America
Energy Fund

ILLUSTRATION OF INVESTMENT (UNAUDITED)

Average Annual Total Returns (Unaudited)
For the periods ended May 31, 2023
	1 Year	3 Year	5 Year	Since Inception
Class A Shares - no load[1]	-5.70%	18.02%	0.21%	-4.57%
Class A Shares - with load[1]	-11.13%	15.72%	-0.98%	-5.21%
Class C Shares - no load[2]	-6.40%	17.12%	-0.55%	-5.37%
Class C Shares - with load[2]	-7.13%	17.12%	-0.55%	-5.37%
Institutional Shares[3]	-5.45%	18.28%	0.44%	-4.35%
S&P 500 Index[4]	2.92%	12.92%	11.01%	10.94%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]	Class A Shares commenced operations on July 10, 2014.

[2]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[3]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[4]	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Summary of Portfolio Holdings (Unaudited)
As of May 31, 2023
Common Stocks (non-MLP)	53.76%	$109,002,853
Midstream - Oil & Gas (MLP)	38.60%	78,269,233
Exploration & Production (MLP)	3.79%	7,683,438
Refining & Marketing (MLP)	2.22%	4,491,337
Oilfield Services & Equipment (MLP)	1.45%	2,947,405
Power Generation (MLP)	0.18%	368,508
Total Investments	100.00%	$202,762,774

Fixed Distribution Policy (Unaudited)

The Fund has set a fixed distribution per share policy of $3.06 per year payable in twelve payments of $0.255; two payments in January and one payment in each of February through November.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions.

The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

ENERGY FUND	1

SCHEDULE OF INVESTMENTS | MAY 31, 2023 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships — Partnership Shares 46.76%

Exploration & Production 3.83%
Black Stone Minerals LP	466,249	$7,175,572
Viper Energy Partners LP	19,700	507,866
		7,683,438
Midstream - Oil & Gas 39.04%
Cheniere Energy Partners LP	217,369	9,662,052
Crestwood Equity Partners LP	8,000	205,280
DCP Midstream LP	97,500	4,055,025
Energy Transfer LP	726,370	9,006,988
Enterprise Products Partners LP	504,136	12,769,765
Hess Midstream LP, Class A	234,837	6,549,604
Holly Energy Partners LP	37,419	642,484
Magellan Midstream Partners LP	212,515	12,795,528
MPLX LP	422,397	14,082,717
Plains All American Pipeline LP	309,300	3,996,156
Plains GP Holdings LP, Class A	15,000	204,000
Western Midstream Partners LP	170,350	4,299,634
		78,269,233
Oilfield Services & Equipment 1.47%
USA Compression Partners LP	157,784	2,947,405

Power Generation 0.18%
NextEra Energy Partners LP	6,150	368,508

Refining & Marketing 2.24%
Sunoco LP	104,474	4,491,337

Total Master Limited Partnerships — Partnership Shares
(Cost $60,825,973)		93,759,921

Common Stocks 54.37%

Exploration & Production 4.18%
Chesapeake Energy Corp.	4,000	301,000
CNX Resources Corp.(a)	9,000	139,050
Devon Energy Corp.	8,500	391,850
Diamondback Energy, Inc.	4,400	559,460
EOG Resources, Inc.	3,350	359,422
Marathon Oil Corp.	54,773	1,213,770
Occidental Petroleum Corp.	6,000	345,960
Pioneer Natural Resources Co.	25,347	5,055,206
		8,365,718
Gas Utilities 0.67%
UGI Corp.	48,172	1,347,371

Integrated Electric Utilities 1.07%
Dominion Energy, Inc.	26,792	1,347,102
Duke Energy Corp.	3,000	267,870
PPL Corp.	20,250	530,550
		2,145,522

See accompanying notes which are an integral part of these financial statements

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.) | MAY 31, 2023 (UNAUDITED)

	Shares	Market Value
Integrated Oils 10.26%
BP PLC ADR	80,361	$2,708,969
Chevron Corp.	82,330	12,400,544
Exxon Mobil Corp.	53,370	5,453,347
		20,562,860
Midstream - Oil & Gas 21.11%
Antero Midstream Corp.	61,100	623,831
Cheniere Energy, Inc.	41,275	5,769,007
Enbridge, Inc.	210,627	7,414,070
Kinder Morgan, Inc.	357,494	5,759,228
ONEOK, Inc.	87,121	4,936,276
Targa Resources Corp.	40,800	2,776,440
TC Energy Corp.	71,928	2,800,876
Williams Companies, Inc. (The)	427,532	12,253,067
		42,332,795
Oilfield Services & Equipment 0.61%
Baker Hughes Co.	43,500	1,185,375
Schlumberger Ltd.	1,000	42,830
		1,228,205
Refining & Marketing 16.47%
Marathon Petroleum Corp.	100,421	10,535,167
Phillips 66	132,786	12,164,525
Valero Energy Corp.	96,419	10,320,690
		33,020,382

Total Common Stocks
(Cost $95,170,019)		109,002,853

Total Investments — 101.13%
(Cost $155,995,992)		202,762,774
Liabilities in Excess of Other Assets — (1.13)%		(2,259,088)
NET ASSETS — 100.00%		$200,503,686

(a)	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	3

STATEMENT OF ASSETS AND LIABILITIES | MAY 31, 2023 (UNAUDITED)

ASSETS
Investments in securities at value (cost $155,995,992)	$202,762,774
Cash	76,997
Receivable for investments sold	380,692
Receivable for Fund shares sold	51,000
Dividends and interest receivable	746,842
Income tax receivable	116,873
Prepaid franchise tax	29,585
Prepaid expenses	74,199
TOTAL ASSETS	204,238,962

LIABILITIES
Line of credit payable	732,675
Payable for Fund shares redeemed	131,072
Payable for distributions to shareholders	2,595,873
Payable for investment advisory fees	169,270
Payable for distribution (12b-1) fees	45,178
Payable for accounting and administration fees	11,601
Payable for transfer agent fees	5,662
Other accrued expenses	43,945
TOTAL LIABILITIES	3,735,276
NET ASSETS	$200,503,686

SOURCE OF NET ASSETS
As of May 31, 2023, net assets consisted of:
Paid-in capital	$351,447,103
Accumulated earnings (deficit), net of deferred taxes	(150,943,417)
NET ASSETS	$200,503,686

NET ASSETS:
Class A Shares	$198,369,075
Class C Shares	$2,102,164
Institutional Shares	$32,447
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	16,970,768
Class C Shares	207,092
Institutional Shares	3,059
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares	$11.69
Class C Shares	$10.15
Institutional Shares	$10.61
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$12.40
MAXIMUM SALES CHARGE:
Class A Shares	5.75%

See accompanying notes which are an integral part of these financial statements

4	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended
May 31, 2023
(Unaudited)
INVESTMENT INCOME
MLP Distributions	$3,764,216
Less: Return of Capital	(3,764,216)
Dividends (net of foreign taxes withheld of $60,498)	2,657,819
Interest	20,955
TOTAL INVESTMENT INCOME	2,678,774

EXPENSES
Investment advisory	1,033,685
Distribution (12b-1) - Class A Shares	269,192
Distribution (12b-1) - Class C Shares	11,154
Accounting and Administration	72,765
Transfer agent	32,761
Sub transfer agent	29,911
Auditing	21,386
Directors	19,798
Insurance	17,607
Registration	16,947
Legal	15,895
Printing	14,813
Interest	9,635
Custodian	9,113
Line of credit	5,355
Chief Compliance Officer	4,607
Other	64,400
TOTAL EXPENSES	1,649,024
NET INVESTMENT INCOME BEFORE TAXES	1,029,750
Current and deferred income tax expense/(benefit), net of valuation allowance	—
NET INVESTMENT INCOME NET OF DEFERRED TAXES	1,029,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	93,318
Net realized loss on foreign currency transactions	(3,279)
Current and deferred income tax expense/(benefit), net of valuation allowance	—
Net realized gain, net of deferred taxes	90,039
Net change in unrealized depreciation of investments	(22,356,924)
Current and deferred income tax expense/(benefit), net of valuation allowance	—
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(22,266,885)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,237,135)

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	5

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	May 31, 2023	For the Year Ended
	(Unaudited)	November 30, 2022
OPERATIONS
Net investment income net of deferred taxes	$1,029,750	$2,752,221
Net realized gain on investment transactions and foreign currency translations, net of deferred taxes	90,039	3,464,923
Net change in unrealized (depreciation) appreciation of investments, net of deferred taxes	(22,356,924)	63,542,316
Net (decrease) increase in net assets resulting from operations	(21,237,135)	69,759,460

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A Shares	(21,604,904)	(38,246,899)
Class C Shares	(255,939)	(426,210)
Institutional Shares	(3,731)	(6,226)
Total distributions to shareholders from return of capital	(21,864,574)	(38,679,335)

From distributable earnings:
Class A Shares	(3,505,248)	(6,369,676)
Class C Shares	(41,524)	(70,982)
Institutional Shares	(605)	(1,037)
Total distributions to shareholders from distributable earnings	(3,547,377)	(6,441,695)
Total distributions to shareholders	(25,411,951)	(45,121,030)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	21,167,839	40,265,063
Shares issued from reinvestment of distributions	10,072,139	17,975,054
Shares redeemed	(12,456,730)	(33,093,578)
Total Class A Shares	18,783,248	25,146,539
Class C Shares:
Shares sold	204,641	559,976
Shares issued from reinvestment of distributions	114,314	223,680
Shares redeemed	(91,069)	(331,465)
Total Class C Shares	227,886	452,191
Institutional Shares:
Shares issued from reinvestment of distributions	4,336	7,263
Total Institutional Shares	4,336	7,263
Increase in net assets derived from capital share transactions	19,015,470	25,605,993
Total increase (decrease) in Net Assets	(27,633,616)	50,244,423

NET ASSETS
Beginning of period	228,137,302	177,892,879
End of period	$200,503,686	$228,137,302

See accompanying notes which are an integral part of these financial statements

6	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Six Months Ended
	May 31, 2023	For the Year Ended
	(Unaudited)	November 30, 2022
SHARE TRANSACTIONS
Class A Shares:
Shares sold	1,580,541	2,825,610
Shares issued from reinvestment of distributions	784,120	1,275,889
Shares redeemed	(954,628)	(2,335,613)
Total Class A Shares	1,410,033	1,765,886
Class C Shares:
Shares sold	18,430	45,152
Shares issued from reinvestment of distributions	10,168	17,644
Shares redeemed	(8,089)	(27,273)
Total Class C Shares	20,509	35,523
Institutional Shares:
Shares issued from reinvestment of distributions	371	559
Total Institutional Shares	371	559
Increase in shares outstanding	1,430,913	1,801,968

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	7

FINANCIAL HIGHLIGHTS — CLASS A SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.*

	For the
	Six Months
	Ended
	May 31, 2023		For the Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.50		$12.77	$12.18	$22.86	$29.19	$36.27

From Investment Operations:
Net investment income (loss)(a)	0.06		0.19	0.22	0.23	0.21	(0.18)
Return of capital(a)	0.23		0.47	0.52	0.82	1.38	1.92
Net realized and unrealized gain (loss) on investments	(1.57)		4.13	2.91	(8.00)	(2.85)	(3.18)
Total from investment operations	(1.28)		4.79	3.65	(6.95)	(1.26)	(1.44)

Less Distributions:
Distributions from return of capital	(1.32)		(2.55)	(3.06)	(3.73)	(5.07)	(5.64)
Distributions from earnings	(0.21)		(0.51)	—	—	—	—
Total distributions	(1.53)		(3.06)	(3.06)	(3.73)	(5.07)	(5.64)

Net Asset Value, End of Period	$11.69		$14.50	$12.77	$12.18	$22.86	$29.19
Total Return(b)	(9.30	)% (c)	40.82%	31.67%	(30.77)%	(5.47)%	(4.95)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$198,369		$225,704	$176,105	$159,150	$347,373	$508,512
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.51	% (d)	1.50%	1.53%	1.56%	1.43%	1.38%
Net of expense waivers or recoupment and before deferred tax benefit	1.51	% (d)	1.50%	1.53%	1.56%	1.43%	1.38%
Deferred tax expense(e)	0.00	% (d)	0.00%	0.00%	0.00%	0.00%	0.00%
Total net expenses	1.51	% (d)	1.50%	1.53%	1.56%	1.43%	1.38%
Ratio of net investment income (loss) to average net assets:
Before expense waivers or recoupments and deferred tax benefit	0.95	% (d)	1.33%	1.62%	1.49%	0.77%	(0.54)%
Net of expense waivers or recoupment and before deferred tax benefit	0.95	% (d)	1.33%	1.62%	1.49%	0.77%	(0.54)%
Deferred tax benefit (loss)(f)	0.00	% (d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	0.95	% (d)	1.33%	1.62%	1.49%	0.77%	(0.54)%
Portfolio turnover rate	2	% (c)	11%	6%	8%	17%	19%

*	Share amounts have been adjusted for 1:3 reverse stock splits that occurred on April 20, 2018 and April 17, 2020.

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Calculation does not reflect sales load.

(c)	Not annualized.

(d)	Annualized.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss) and realized and unrealized gain (loss).

(f)	Deferred tax benefit (expense) estimate for the ratio calculation is derived from the net investment income (loss) only.

See accompanying notes which are an integral part of these financial statements

8	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS — CLASS C SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.*

	For the
	Six Months
	Ended
	May 31, 2023		For the Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.85		$11.67	$11.42	$21.93	$28.38	$35.64

From Investment Operations:
Net investment income (loss)(a)	0.01		0.07	0.11	0.11	— (b)	(0.42)
Return of capital(a)	0.20		0.42	0.48	0.78	1.32	1.86
Net realized and unrealized gain (loss) on investments	(1.38)		3.75	2.72	(7.67)	(2.70)	(3.06)
Total from investment operations	(1.17)		4.24	3.31	(6.78)	(1.38)	(1.62)

Less Distributions:
Distributions from return of capital	(1.32)		(2.55)	(3.06)	(3.73)	(5.07)	(5.64)
Distributions from earnings	(0.21)		(0.51)	—	—	—	—
Total distributions	(1.53)		(3.06)	(3.06)	(3.73)	(5.07)	(5.64)

Net Asset Value, End of Period	$10.15		$12.85	$11.67	$11.42	$21.93	$28.38
Total Return(c)	(9.65	)% (d)	39.86%	30.68%	(31.36)%	(6.10)%	(5.60)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$2,102		$2,398	$1,763	$1,644	$3,809	$5,787
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.26	% (e)	2.25%	2.28%	2.31%	2.18%	2.13%
Net of expense waivers or recoupment and before deferred tax benefit	2.26	% (e)	2.25%	2.28%	2.31%	2.18%	2.13%
Deferred tax expense(f)	0.00	% (e)	0.00%	0.00%	0.00%	0.00%	0.00%
Total net expenses	2.26	% (e)	2.25%	2.28%	2.31%	2.18%	2.13%
Ratio of net investment income (loss) to average net assets:
Before expense waivers or recoupments and deferred tax benefit	0.19	% (e)	0.58%	0.87%	0.73%	0.02%	(1.28)%
Net of expense waivers or recoupment and before deferred tax benefit	0.19	% (e)	0.58%	0.87%	0.73%	0.02%	(1.28)%
Deferred tax benefit (loss)(g)	0.00	% (e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	0.19	% (e)	0.58%	0.87%	0.73%	0.02%	(1.28)%
Portfolio turnover rate	2	% (d)	11%	6%	8%	17%	19%

*	Share amounts have been adjusted for 1:3 reverse stock splits that occurred on April 20, 2018 and April 17, 2020.

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Amount is less than $0.005.

(c)	Calculation does not reflect sales load.

(d)	Not annualized.

(e)	Annualized.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss) and realized and unrealized gain (loss).

(g)	Deferred tax benefit (expense) estimate for the ratio calculation is derived from the net investment income (loss) only.

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	9

FINANCIAL HIGHLIGHTS — INSTITUTIONAL SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months				For the
	Ended		For the		Period Ended
	May 31, 2023		Year Ended November 30,		November 30,
	(Unaudited)		2022	2021	2020(a)
Net Asset Value, Beginning of Period	$13.30		$11.88	$11.48	$12.23

From Investment Operations:
Net investment income(b)	0.07		0.21	0.24	0.16
Return of capital(b)	0.21		0.43	0.49	0.63
Net realized and unrealized gain (loss) on investments	(1.44)		3.84	2.73	0.25	(c)
Total from investment operations	(1.16)		4.48	3.46	1.04

Less Distributions:
Distributions from return of capital	(1.32)		(2.55)	(3.06)	(1.79)
Distributions from earnings	(0.21)		(0.51)	—	—
Total distributions	(1.53)		(3.06)	(3.06)	(1.79)

Net Asset Value, End of Period	$10.61		$13.30	$11.88	$11.48
Total Return	(9.23	)% (d)	41.33%	31.96%	9.54	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$32		$36	$25	$19
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.26	% (e)	1.25%	1.28%	1.31	% (e)
Net of expense waivers or recoupment and before deferred tax benefit	1.26	% (e)	1.25%	1.28%	1.31	% (e)
Deferred tax expense(f)	0.00	% (e)	0.00%	0.00%	0.00	% (e)
Total net expenses	1.26	% (e)	1.25%	1.28%	1.31	% (e)
Ratio of net investment income (loss) to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.21	% (e)	1.59%	1.88%	2.35	% (e)
Net of expense waivers or recoupment and before deferred tax benefit	1.21	% (e)	1.59%	1.88%	2.35	% (e)
Deferred tax benefit (loss)(g)	0.00	% (e)	0.00%	0.00%	0.00	% (e)
Net investment income	1.21	% (e)	1.59%	1.88%	2.35	% (e)
Portfolio turnover rate	2	% (d)	11%	6%	8	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to November 30, 2020.

b)	Calculated based on the average number of shares outstanding during the period.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized.

(e)	Annualized.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss) and realized and unrealized gain (loss).

(g)	Deferred tax benefit (expense) estimate for the ratio calculation is derived from the net investment income (loss) only.

See accompanying notes which are an integral part of these financial statements

10	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS  |  MAY 31, 2023 (UNAUDITED)

Note 1 – Organization

Spirit of America Energy Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers six separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. The Fund commenced operations on July 10, 2014. The investment objective of the Fund is to provide investors long-term capital appreciation and current income.

The Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for the Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. A CDSC of 1.00% on Class C Shares applies to shares sold within 13 months of purchase.

Effective April 17, 2020 and April 20, 2018, the Fund underwent a 1-for-3 reverse share split. The effect of the reverse share split transactions was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Fund or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to each reverse share split.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designed Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Fund for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

ENERGY FUND	11

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2023 (UNAUDITED)

The summary of inputs used to value the Fund’s investments as of May 31, 2023 is as follows:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Master Limited Partnerships - Common Stocks	$93,759,921	$—	$—	$93,759,921
Common Stocks	109,002,853	—	—	109,002,853
Total Investment Securities	$202,762,774	$—	$—	$202,762,774

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

C. Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable.

D. Federal Income Taxes: The Fund is taxed as a regular C-corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended, in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in Master Limited Partnerships (“MLPs”) invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/ or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLPs net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the Fund will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The S&P 500 Index (the “Index”), however, is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

12	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2023 (UNAUDITED)

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2023	Current	Deferred	Total
Federal	$—	$(4,576,307)	$(4,576,307)
State (net of federal)	—	(444,556)	(444,556)
Valuation Allowance	—	5,020,863	5,020,863
Total tax expense	$—	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of
Deferred tax assets:	May 31, 2023
Net operating loss carryforward	$10,269,233
Net capital loss carryforward	32,549,386
Other	174,648
Valuation Allowance	(24,143,056)

Deferred tax liability:	$18,850,211
Net unrealized gain (loss) on investment securities	$(18,850,211)
Net Deferred Tax Asset/(Liability)	$—

Net operating loss carryforwards are available to offset future taxable income. Prior to the passing of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, Net Operating Losses (“NOLs”) were subject to the Tax Cuts and Jobs Act (TCJA) but are now governed under the CARES Act. Under the CARES Act, NOLs arising in tax years beginning after December 31, 2017, and before January 1, 2021 may be carried back five tax years and carried forward twenty years. Since the enactment of the TCJA, NOLs generally could not be carried back but could be carried forward indefinitely. Further, the TCJA limited NOL absorption to 80% of taxable income. The CARES Act temporarily removes the 80% limitation, reinstating it for tax years beginning after December 31, 2020. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2017	$23,082,287	November 30, 2037
November 30, 2018	16,667,406	November 30, 2038
November 30, 2021	3,563,248	Indefinite
November 30, 2023	1,258,284	Indefinite

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2023. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2018	$26,432,971	November 30, 2023
November 30, 2019	27,517,058	November 30, 2024
November 30, 2020	79,877,625	November 30, 2025
November 30, 2021	7,445,726	November 30, 2026

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized.

ENERGY FUND	13

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2023 (UNAUDITED)

Based upon the Fund’s assessment, it has determined that it is more likely than not that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for additional valuation allowance in the future. Significant changes in the fair value of its portfolio investments may change the Fund’s assessment of the recoverability of these assets and may impact the valuation allowances recorded against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Six Months Ended
May 31, 2023
Income tax expense at statutory rate	$(4,459,798)
State income taxes (net of federal effect)	(433,238)
Permanent differences, net	(127,827)
Effect of tax rate change*	—
Valuation Allowance	5,020,863
Net income tax expense	$—

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the six months ended May 31, 2023, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. The tax periods ended November 30, 2019, November 30, 2020 and November 30, 2021 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Six Months Ended
May 31, 2023
Gross unrealized appreciation - investment securities	$87,250,709
Gross unrealized depreciation - investment securities	(5,719,354)
Net unrealized appreciation - investment securities	$81,531,355
Cost basis of investments	$121,231,418

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Board has set a distribution policy in which the Fund pays fixed rate monthly distributions to shareholders, all or a portion of which is expected to be characterized as return of capital. Return of capital distributions will generally not be taxable to the shareholders for U.S. federal income tax purposes. The final determination of the amount of the Fund’s return of capital distributions for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses: Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2023 (UNAUDITED)

Note 3 – Derivative Transactions

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Fund did not hold any derivatives as of May 31, 2023.

A. Recently Issued Accounting Pronouncement

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended May 31, 2023, excluding short-term investments, were $4,493,872 and $8,877,903, respectively.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Fund’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.95% of the Fund’s average daily net assets. Investment advisory fees for the six months ended May 31, 2023 were $1,033,685.

The Fund has adopted a Plan of Distribution (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan permits the Fund or class, as applicable, to pay David Lerner Associates, Inc. (the “Distributor”) from its own assets for the Distributor’s services and expenses in distributing shares of the Fund (“12b-1 fees”) and providing personal services and/or maintaining shareholder accounts (“service fees”). The Fund’s Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of average daily net assets. With respect to Class C Shares, the fee paid to the Distributor by the Fund is 1.00% of the average daily net assets of the Class C Shares. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees paid to the Distributor or to institutions that have agreements with the Distributor to provide such services. Each class of shares of the Fund has exclusive voting rights with respect to its 12b-1 Plan. Since 12b-1 fees are paid out of the assets of the respective share class of the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund’s Institutional Class Shares do not have a 12b-1 Plan. For the six months ended May 31, 2023, fees paid to the Distributor under the 12b-1 Plan were $280,346.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended May 31, 2023, sales charges received by the Distributor were $799,229. CDSC fees collected for the six months ended May 31, 2023 were $10,076 for Class A Shares and $22 for Class C Shares.

ENERGY FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2023 (UNAUDITED)

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers directly for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended May 31, 2023, the Fund was allocated $4,607 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The Fund concentrates its investments in securities and other assets of energy and energy related companies. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries. Due to the fact that the Fund normally invests at least 80% of its assets in the securities of companies principally engaged in activities in the energy industry, the Fund’s performance largely depends on the overall condition of the energy industry. The energy industry could be adversely affected by energy prices, supply-and- demand for energy resources, and various political, regulatory, and economic factors. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Note 7 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit”) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 17, 2024. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $3,000,000 or 10% of the Fund’s daily market value. At June 30, 2023, the Fund had outstanding borrowings of $732,675. During the six months ended May 31, 2023, the Fund’s borrowing activity was as follows:

Total bank line of credit as of May 31, 2023	$4,267,325
Average borrowings during period	$467,837
Number of days outstanding*	15
Average interest rate during period	6.142%
Highest balance drawn during period	$2,005,103
Highest balance interest rate	6.693%
Interest expense incurred	$9,635
Interest rate at May 31, 2023	6.693%

*	Number of days outstanding represents the total days during the six months ended May 31, 2023 that the Fund utilized the line of credit.

Note 8 – Subsequent Events

Management of the Fund has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

16	SPIRIT OF AMERICA

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Directors approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board of Directors for consideration at its meeting held on May 11, 2023. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program was adequately designed and (ii) the Program has been effectively implemented.

ENERGY FUND	17

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX-MONTH PERIOD DECEMBER 1, 2022 TO MAY 31, 2023

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period from December 1, 2022 through May 31, 2023.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

	Beginning	Ending	Expenses	Expenses
	Account Value,	Account Value,	Annualized	Paid During
	December 1, 2022	May 31, 2023	Expense Ratio	Period[1]
Class A Shares
Actual	$1,000.00	$ 907.00	1.51%	$ 7.18
Hypothetical[2]	$1,000.00	$1,017.40	1.51%	$ 7.59
Class C Shares
Actual	$1,000.00	$ 903.50	2.26%	$10.73
Hypothetical[2]	$1,000.00	$1,013.66	2.26%	$11.35
Institutional Class Shares
Actual	$1,000.00	$ 907.70	1.26%	$ 5.99
Hypothetical[2]	$1,000.00	$1,018.65	1.26%	$ 6.34

[1]	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[2]	Assumes a 5% annual return before expenses.

18	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 11, 2023, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Energy Fund (the “Fund”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of the Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of the Fund, relevant indices and Morningstar category peer funds in the form of reports generated by the Fund’s administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports provided by the Fund’s administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports provided by the Fund’s administrator; (v) the allocation of the Fund’s brokerage commissions, (vi) the record of compliance with the Fund’s investment policies and restrictions and with the Fund’s Code of Ethics, in addition to the structure and responsibilities of the Adviser’s compliance department; (vii) the profitability of the Fund’s investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Adviser’s Form ADV; and (ix) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Fund’s portfolio manager, with respect to, among other things, personnel, the Fund’s performance, operations and financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The investment performance of the Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Fund and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing, and to its affiliate of distributing, the Fund, and the methodology in allocating expenses to the Fund’s management.

ENERGY FUND	19

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1.	Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for the Fund; regulatory filings and disclosure to the Fund’s shareholders, general oversight of the Fund’s service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Fund are extensive in nature, that the Adviser delivered a high level of service to the Fund, and that the Adviser is positioned to continue providing such quality of service in the future.

2.	Investment Performance of the Fund and the Adviser.

The Board, including the Independent Directors, reviewed the Fund’s short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of the Fund’s peer group. The Fund’s performance for the 1-year period ended March 31, 2023 was 7.74% as compared to the median of its peer group of 2.56%. The Board then determined that the Fund was delivering reasonable performance results, especially over the long-term, and that the Fund’s results were consistent with the investment strategies followed by the Fund.

3.	Costs of Services and Profits Realized by the Adviser.

a.	Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of March 31, 2023) provided by the Fund’s administrator, including the comparative graphs, regarding the Fund’s management fee and overall expense ratio relative to industry averages for the Fund’s peer group category. The Fund had a management fee of 0.95% as compared to the median in its peer group of 1.00%. The Board indicated that, although higher than the fees of certain other funds in the Fund’s peer group, in light of the investment advisory services provided by the Adviser to the Fund, the fees were not unreasonable.

b.	Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Fund through 2022. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Fund, than on larger fund complexes, and overall expenses of the Fund may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Fund and determined that the Adviser has devoted a large amount of its resources to the Fund throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability was not excessive and was at a fair and acceptable level, particularly given the quality of the services being provided to the Fund, and that it bore a reasonable relationship to the services rendered.

4.	Extent of Economies of Scale as the Fund Grows.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Fund and whether the Fund would appropriately benefit from any economies of scale. However, due to the relatively small size of the Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5.	Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, discussed the fact that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board observed, however, that the Adviser had provided enhancements in personnel and services to the Fund, without any fee increase. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Fund’s assets increase.

20	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

6.	Other Relevant Considerations.

a.	Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser responding to the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors permit the Adviser to provide a high level of service to the Fund. In addition, the Board members took note of the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b.	The Board, including the Independent Directors, reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Fund, including the benefits received by the affiliated distributor, DLA. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Fund.

Conclusions. The Board, including the Independent Directors, did not consider any one factor as all-important or all-controlling, instead, they viewed the aforementioned factors and other factors collectively in light of the Fund’s surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement and concluded that the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders. In addition, the Independent Directors concluded that the fees charged by the Adviser to the Fund for the services provided were not unreasonable. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ENERGY FUND	21

The following notice does not constitute part of and is not
incorporated into the prospectus of the Fund.

PRIVACY NOTICE

Rev. 5/2018

FACTS	WHAT DOES THE SPIRIT OF AMERICA ENERGY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Spirit of America Investment Fund, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (516) 390-5565

22	SPIRIT OF AMERICA

What we do
Who is providing this notice?	Funds advised by Spirit of America Management Corp. A complete list is included below.
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, typically through David Lerner Associates, Inc., (“DLA”) for example, when you

●     open an account

●     provide account information

●     give DLA your contact information

●     make a wire transfer

●     tell DLA where to send the money

DLA may collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

●     Our affiliates include: Spirit of America Management Corp; David Lerner Associates, Inc.; The Great Art Fund, LLC; and SRLA, Inc.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint Marketing	● The Fund does not jointly market.
Fund providing this notice
Spirit of America Energy Fund

ENERGY FUND	23

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24	SPIRIT OF AMERICA

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ENERGY FUND	25

Proxy Voting Information

The Company’s Statement of Additional Information containing a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website www.soafunds.com.

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Independent Registered
Public Accounting Firm
Tait Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

For additional information about the Spirit of America Energy Fund, call (800) 452-4892 or (516) 390-5565.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2023 Spirit of America	SOAEN-SAR-23

(b)Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Spirit of America Funds, Inc.

By (Signature and Title)*   /s/ David Lerner

David Lerner, Principal Executive Officer

Date 8/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David Lerner

David Lerner, Principal Executive Officer

Date  8/7/2023

By (Signature and Title)* /s/ Alan P. Chodosh

Alan P. Chodosh, Principal Financial Officer

Date  8/7/2023